UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2014

Item 1. Reports to Stockholders

Fidelity® Inflation-Protected
Bond Index Central Fund

Semiannual Report

March 31, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

IPB-SANN-0514
1.938136.102

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Actual	.0034%	$ 1,000.00	$ 996.80	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.91	$ .02

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of March 31, 2014
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	60.4	54.1
1 - 1.99%	25.1	30.6
2 - 2.99%	14.5	15.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of March 31, 2014
6 months ago
Years	5.3	5.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of March 31, 2014
6 months ago
Years	3.6	3.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of March 31, 2014*		As of September 30, 2013**
	U.S. Government and U.S. Government Agency Obligations 99.8%		U.S. Government and U.S. Government Agency Obligations 99.8%
	Net Other Assets (Liabilities) 0.2%		Net Other Assets (Liabilities) 0.2%
* Inflation-Protected Securities	99.8%	** Inflation-Protected Securities	99.8%

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	$ 12,700,485	$ 13,053,216
0.125% 4/15/17	14,291,900	14,706,694
0.125% 4/15/18	15,889,307	16,267,918
0.125% 1/15/22	12,642,249	12,396,319
0.125% 7/15/22	13,039,854	12,781,600
0.125% 1/15/23	13,099,684	12,684,175
0.375% 7/15/23	12,994,033	12,860,545
0.5% 4/15/15	7,228,883	7,380,806
0.625% 7/15/21	11,453,426	11,803,740
0.625% 1/15/24	8,853,108	8,889,070
1.125% 1/15/21	10,790,265	11,462,132
1.25% 7/15/20	9,433,358	10,174,763
1.375% 7/15/18	4,788,597	5,200,493
1.375% 1/15/20	6,137,967	6,640,034
1.625% 1/15/18	4,854,238	5,273,484
1.875% 7/15/15	6,447,537	6,764,375
1.875% 7/15/19	5,061,843	5,639,607
2% 1/15/16	6,318,634	6,709,354
2.125% 1/15/19	4,454,434	4,979,220
2.375% 1/15/17	5,362,869	5,877,372
2.5% 7/15/16	6,183,309	6,749,954
2.625% 7/15/17	4,597,509	5,151,725
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $207,659,711)	203,446,596
NET OTHER ASSETS (LIABILITIES) - 0.2%	382,131
NET ASSETS - 100%	$ 203,828,727
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.8%
Short-Term Investments and Net Other Assets	0.2%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $207,659,711)		$ 203,446,596
Cash		47,073
Receivable for investments sold		3,996,298
Receivable for fund shares sold		89,480
Interest receivable		363,060
Total assets		207,942,507

Liabilities
Payable for investments purchased	$ 4,033,049
Payable for fund shares redeemed	77,360
Other payables and accrued expenses	3,371
Total liabilities		4,113,780

Net Assets		$ 203,828,727
Net Assets consist of:
Paid in capital		$ 208,041,842
Net unrealized appreciation (depreciation) on investments		(4,213,115)
Net Assets, for 2,074,974 shares outstanding		$ 203,828,727
Net Asset Value, offering price and redemption price per share ($203,828,727 ÷ 2,074,974 shares)		$ 98.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 1,429,374
Amortization of premium		(1,808,259)
		(378,885)

Expenses
Custodian fees and expenses	$ 4,049
Independent directors' compensation	488
Total expenses before reductions	4,537
Expense reductions	(504)	4,033
Net investment income (loss)		(382,918)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,852,537)
Change in net unrealized appreciation (depreciation) on investment securities		2,771,799
Net gain (loss)		(1,080,738)
Net increase (decrease) in net assets resulting from operations		$ (1,463,656)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (382,918)	$ 5,907,557
Net realized gain (loss)	(3,852,537)	(15,734,741)
Change in net unrealized appreciation (depreciation)	2,771,799	(19,509,817)
Net increase (decrease) in net assets resulting from operations	(1,463,656)	(29,337,001)
Distributions to partners from net investment income	(128)	-
Affiliated share transactions Proceeds from sales of shares	12,336,063	414,596,594
Reinvestment of distributions	128	-
Cost of shares redeemed	(101,793,707)	(741,621,687)
Net increase (decrease) in net assets resulting from share transactions	(89,457,516)	(327,025,093)
Total increase (decrease) in net assets	(90,921,300)	(356,362,094)

Net Assets
Beginning of period	294,750,027	651,112,121
End of period	$ 203,828,727	$ 294,750,027
Other Affiliated Information Shares
Sold	125,652	4,009,710
Issued in reinvestment of distributions	1	-
Redeemed	(1,041,698)	(7,369,297)
Net increase (decrease)	(916,045)	(3,359,587)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012 F
Selected Per-Share Data
Net asset value, beginning of period	$ 98.55	$ 102.53	$ 100.00
Income from Investment Operations
Net investment income (loss) D	(.160)	.964	.598
Net realized and unrealized gain (loss)	(.160)	(4.944)	1.932
Total from investment operations	(.320)	(3.980)	2.530
Distributions from net investment income	- H	-	-
Net asset value, end of period	$ 98.23	$ 98.55	$ 102.53
Total Return B,C	(.32)%	(3.88)%	2.53%
Ratios to Average Net Assets G
Expenses before reductions E	-% A	-%	-% A
Expenses net of fee waivers, if any E	-% A	-%	-% A
Expenses net of all reductions E	-% A	-%	-% A
Net investment income (loss)	(.33)% A	.95%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 203,829	$ 294,750	$ 651,112
Portfolio turnover rate	25% A	95%	49% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period February 22, 2012 (commencement of operations) to September 30, 2012.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity® Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 193,536
Gross unrealized depreciation	(4,861,172)
Net unrealized appreciation (depreciation) on securities and other investments	$ (4,667,636)

Tax Cost	$ 208,114,232

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $488.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

5. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® Investment
Grade Bond
Central Fund

(formerly Fidelity Tactical Income
Central Fund)

Semiannual Report

March 31, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TP1-SANN-0514
1.807412.109

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Actual	.0016%	$ 1,000.00	$ 1,021.88	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 59.0%	U.S. Government and U.S. Government Agency Obligations 53.8%
AAA 2.0%	AAA 1.9%
AA 2.3%	AA 4.4%
A 8.3%	A 9.9%
BBB 25.8%	BBB 22.2%
BB and Below 1.8%	BB and Below 2.0%
Not Rated 0.1%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 5.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Duration as of March 31, 2014
6 months ago
Years	5.3	5.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of March 31, 2014 *		As of September 30, 2013 **
	Corporate Bonds 30.1%		Corporate Bonds 28.7%
	U.S. Government and U.S. Government Agency Obligations 59.0%		U.S. Government and U.S. Government Agency Obligations 53.8%
	Asset-Backed Securities 0.2%		Asset-Backed Securities 0.2%
	CMOs and Other Mortgage Related Securities 6.9%		CMOs and Other Mortgage Related Securities 9.2%
	Municipal Bonds 1.9%		Municipal Bonds 1.5%
	Other Investments 1.2%		Other Investments 0.8%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 5.8%
* Foreign investments	7.5%	** Foreign investments	5.7%

* Futures and Swaps	(0.5)%	** Futures and Swaps	(0.6)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments March 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.0%
TRW Automotive, Inc. 4.5% 3/1/21 (d)	$ 469,000	$ 481,898
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (d)	636,000	634,294
4.25% 6/15/23 (d)	4,475,000	4,569,669
		5,203,963
Media - 2.0%
Comcast Corp.:
5.15% 3/1/20	5,729,000	6,489,330
6.5% 1/15/17	4,401,000	5,025,330
COX Communications, Inc. 3.25% 12/15/22 (d)	2,216,000	2,081,945
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	5,356,000	6,143,830
Discovery Communications LLC 3.25% 4/1/23	821,000	789,746
News America Holdings, Inc. 7.75% 12/1/45	3,776,000	5,235,609
News America, Inc. 6.15% 2/15/41	23,529,000	27,674,245
Time Warner Cable, Inc.:
4% 9/1/21	17,166,000	17,809,588
4.5% 9/15/42	12,704,000	11,661,967
5.5% 9/1/41	7,196,000	7,502,622
5.85% 5/1/17	2,001,000	2,250,014
5.875% 11/15/40	3,014,000	3,265,850
8.25% 4/1/19	13,760,000	17,149,116
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	5,017,890
6.2% 3/15/40	7,609,000	8,810,461
Viacom, Inc.:
2.5% 9/1/18	908,000	918,429
4.25% 9/1/23	15,137,000	15,574,202
4.375% 3/15/43	4,013,000	3,566,285
		146,966,459
TOTAL CONSUMER DISCRETIONARY		152,652,320
CONSUMER STAPLES - 1.2%
Beverages - 0.1%
Heineken NV:
1.4% 10/1/17 (d)	3,047,000	3,034,242
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV: - continued
2.75% 4/1/23 (d)	$ 3,184,000	$ 2,956,077
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	4,105,000	4,196,000
		10,186,319
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 4% 12/5/23	5,415,000	5,533,421
Walgreen Co. 1.8% 9/15/17	2,515,000	2,532,361
		8,065,782
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,063,000	2,046,073
3.2% 1/25/23	2,398,000	2,290,589
		4,336,662
Tobacco - 0.9%
Altria Group, Inc.:
2.85% 8/9/22	4,116,000	3,862,977
4% 1/31/24	4,065,000	4,073,301
5.375% 1/31/44	6,961,000	7,276,988
9.25% 8/6/19	1,502,000	1,982,530
9.7% 11/10/18	1,582,000	2,077,088
Reynolds American, Inc.:
3.25% 11/1/22	9,074,000	8,537,972
4.75% 11/1/42	13,658,000	12,774,928
6.15% 9/15/43	2,807,000	3,166,978
6.75% 6/15/17	6,895,000	7,950,638
7.25% 6/15/37	9,291,000	11,511,140
		63,214,540
TOTAL CONSUMER STAPLES		85,803,303
ENERGY - 4.5%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (d)	5,140,000	5,285,935
5.35% 3/15/20 (d)	4,099,000	4,406,195
5.85% 5/21/43 (d)(h)	10,959,000	10,301,460
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	$ 3,309,000	$ 3,504,264
Transocean, Inc. 5.05% 12/15/16	3,323,000	3,614,729
		27,112,583
Oil, Gas & Consumable Fuels - 4.1%
DCP Midstream Operating LP:
2.5% 12/1/17	2,739,000	2,784,796
2.7% 4/1/19	709,000	707,509
3.875% 3/15/23	6,298,000	6,154,500
5.6% 4/1/44	7,397,000	7,721,040
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	819,008
Kinder Morgan Energy Partners LP 2.65% 2/1/19	3,038,000	3,034,531
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	3,022,321
Motiva Enterprises LLC 5.75% 1/15/20 (d)	1,694,000	1,922,727
Nakilat, Inc. 6.067% 12/31/33 (d)	2,653,000	2,774,242
Petro-Canada 6.05% 5/15/18	1,960,000	2,257,475
Petrobras Global Finance BV:
4.375% 5/20/23	45,164,000	41,326,008
4.875% 3/17/20	7,393,000	7,423,681
5.625% 5/20/43	20,715,000	17,515,548
7.25% 3/17/44	15,691,000	16,151,531
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	10,882,000	11,005,195
5.75% 1/20/20	9,088,000	9,486,273
Petroleos Mexicanos:
3.5% 1/30/23	14,562,000	13,702,842
4.875% 1/24/22	5,000,000	5,225,000
4.875% 1/18/24	23,463,000	24,225,548
4.875% 1/18/24 (d)	5,463,000	5,661,307
5.5% 6/27/44	55,941,000	53,983,065
6.5% 6/2/41	22,489,000	24,625,455
Phillips 66 Co. 4.3% 4/1/22	4,867,000	5,146,015
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	2,271,000	2,279,902
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,543,725
Spectra Energy Partners, LP:
2.95% 6/15/16	2,098,000	2,180,433
2.95% 9/25/18	1,225,000	1,249,101
4.6% 6/15/21	1,165,000	1,247,985
Suncor Energy, Inc. 6.1% 6/1/18	6,075,000	7,018,520
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP:
2.6% 8/15/18	$ 6,735,000	$ 6,766,264
5.375% 6/1/21	6,459,000	7,082,423
Williams Partners LP:
4.125% 11/15/20	1,086,000	1,128,028
4.3% 3/4/24	5,461,000	5,486,011
		305,658,009
TOTAL ENERGY		332,770,592
FINANCIALS - 14.1%
Banks - 3.6%
Bank of America Corp.:
4.1% 7/24/23	6,733,000	6,830,346
5.75% 12/1/17	11,300,000	12,795,510
Bank of America NA 5.3% 3/15/17	3,196,000	3,517,546
Citigroup, Inc.:
3.375% 3/1/23	7,000,000	6,770,253
3.953% 6/15/16	5,120,000	5,425,510
4.05% 7/30/22	2,408,000	2,417,603
5.5% 9/13/25	2,779,000	2,960,644
6.125% 5/15/18	3,790,000	4,356,999
Credit Suisse AG 6% 2/15/18	9,198,000	10,532,519
Discover Bank:
4.2% 8/8/23	9,938,000	10,190,743
7% 4/15/20	5,075,000	5,989,647
8.7% 11/18/19	1,160,000	1,458,409
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,289,361
8.25% 3/1/38	1,976,000	2,782,755
HBOS PLC 6.75% 5/21/18 (d)	3,118,000	3,533,358
HSBC Holdings PLC:
4.25% 3/14/24	3,929,000	3,934,414
5.25% 3/14/44	2,847,000	2,878,761
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,432,345
JPMorgan Chase & Co.:
2.35% 1/28/19	6,581,000	6,600,335
3.2% 1/25/23	27,834,000	26,993,525
3.25% 9/23/22	27,599,000	27,191,142
4.35% 8/15/21	5,816,000	6,234,863
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
4.5% 1/24/22	$ 15,434,000	$ 16,641,109
KeyBank NA 6.95% 2/1/28	850,000	1,040,580
Marshall & Ilsley Bank 5% 1/17/17	6,030,000	6,570,742
Regions Bank:
6.45% 6/26/37	7,667,000	8,392,183
7.5% 5/15/18	15,051,000	17,763,040
Regions Financial Corp. 2% 5/15/18	6,384,000	6,258,580
Royal Bank of Scotland Group PLC:
6% 12/19/23	24,212,000	24,791,950
6.1% 6/10/23	12,534,000	13,012,197
6.125% 12/15/22	11,163,000	11,692,182
SunTrust Bank 2.75% 5/1/23	4,015,000	3,760,806
		267,039,957
Capital Markets - 2.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,828,000	2,845,420
Goldman Sachs Group, Inc.:
1.748% 9/15/17	21,851,000	21,671,691
2.625% 1/31/19	17,288,000	17,248,825
2.9% 7/19/18	10,067,000	10,268,984
3.625% 1/22/23	12,000,000	11,806,068
5.25% 7/27/21	5,219,000	5,778,023
5.75% 1/24/22	5,977,000	6,778,223
5.95% 1/18/18	4,700,000	5,323,892
6.75% 10/1/37	33,359,000	38,213,368
Lazard Group LLC:
4.25% 11/14/20	3,548,000	3,677,264
6.85% 6/15/17	2,374,000	2,699,506
Morgan Stanley:
2.125% 4/25/18	8,669,000	8,652,208
3.75% 2/25/23	26,993,000	26,825,562
4.875% 11/1/22	21,080,000	22,153,351
5% 11/24/25	1,791,000	1,843,091
5.75% 1/25/21	10,136,000	11,610,889
6.625% 4/1/18	7,000,000	8,162,238
7.3% 5/13/19	3,747,000	4,545,643
		210,104,246
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 0.3%
Discover Financial Services:
3.85% 11/21/22	$ 4,015,000	$ 3,941,746
5.2% 4/27/22	3,503,000	3,752,228
Ford Motor Credit Co. LLC 1.7% 5/9/16	7,918,000	8,007,062
Hyundai Capital America:
1.625% 10/2/15 (d)	1,922,000	1,939,632
1.875% 8/9/16 (d)	1,801,000	1,821,515
2.125% 10/2/17 (d)	2,125,000	2,140,853
2.875% 8/9/18 (d)	3,195,000	3,256,619
		24,859,655
Diversified Financial Services - 1.2%
Bank of America Corp.:
3.3% 1/11/23	21,902,000	21,118,368
3.875% 3/22/17	2,890,000	3,083,084
4.125% 1/22/24	10,800,000	10,923,293
5.65% 5/1/18	3,780,000	4,274,072
5.7% 1/24/22	20,000,000	22,949,160
Barclays Bank PLC 2.5% 2/20/19	4,600,000	4,609,416
Five Corners Funding Trust 4.419% 11/15/23 (d)	7,020,000	7,194,812
ING Bank NV 5.8% 9/25/23 (d)	3,538,000	3,773,592
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	5,925,000	5,852,970
TECO Finance, Inc. 5.15% 3/15/20	1,651,000	1,826,501
		85,605,268
Insurance - 1.9%
AIA Group Ltd. 2.25% 3/11/19 (d)	1,628,000	1,609,566
American International Group, Inc.:
4.875% 9/15/16	3,591,000	3,918,133
4.875% 6/1/22	1,912,000	2,093,940
5.6% 10/18/16	5,848,000	6,475,256
Aon Corp.:
3.125% 5/27/16	4,779,000	4,967,823
5% 9/30/20	1,574,000	1,746,192
Aon PLC 4% 11/27/23	20,880,000	21,203,118
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,808,588
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	11,559,000	12,079,155
Hartford Financial Services Group, Inc. 5.125% 4/15/22	6,281,000	6,989,107
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	$ 5,457,000	$ 5,873,631
6.5% 3/15/35 (d)	4,626,000	5,383,864
6.7% 8/15/16 (d)	7,190,000	8,078,174
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,233,952
MetLife, Inc.:
1.756% 12/15/17 (c)	2,548,000	2,570,191
3.048% 12/15/22	5,220,000	5,061,855
4.368% 9/15/23	5,966,000	6,355,019
Metropolitan Life Global Funding I 3% 1/10/23 (d)	3,507,000	3,356,848
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,111,000	6,023,170
Pacific LifeCorp:
5.125% 1/30/43 (d)	7,253,000	7,165,210
6% 2/10/20 (d)	363,000	414,242
Prudential Financial, Inc.:
2.3% 8/15/18	996,000	998,257
4.5% 11/16/21	2,796,000	3,035,517
4.75% 9/17/15	6,617,000	6,990,874
7.375% 6/15/19	1,370,000	1,679,083
Symetra Financial Corp. 6.125% 4/1/16 (d)	3,545,000	3,770,239
Unum Group 5.625% 9/15/20	3,364,000	3,786,929
		140,667,933
Real Estate Investment Trusts - 2.6%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,545,000	1,596,649
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,537,745
AvalonBay Communities, Inc.:
3.625% 10/1/20	3,128,000	3,217,989
4.2% 12/15/23	34,799,000	35,804,274
Boston Properties, Inc. 3.85% 2/1/23	6,233,000	6,286,255
Camden Property Trust:
2.95% 12/15/22	2,214,000	2,083,071
4.25% 1/15/24	5,830,000	5,961,554
Developers Diversified Realty Corp.:
3.5% 1/15/21	21,013,000	20,866,077
4.625% 7/15/22	3,879,000	4,065,149
4.75% 4/15/18	4,014,000	4,352,818
7.5% 4/1/17	2,084,000	2,413,330
9.625% 3/15/16	5,150,000	5,965,626
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.625% 4/15/23	$ 6,884,000	$ 6,542,788
3.875% 10/15/22	4,992,000	4,875,691
4.375% 6/15/22	13,137,000	13,377,525
5.5% 3/1/16	3,680,000	3,970,315
5.95% 2/15/17	1,473,000	1,640,670
6.5% 1/15/18	4,735,000	5,413,535
Equity One, Inc.:
3.75% 11/15/22	7,500,000	7,224,923
5.375% 10/15/15	606,000	645,414
6% 9/15/17	3,170,000	3,536,341
6.25% 1/15/17	2,488,000	2,762,531
Federal Realty Investment Trust:
5.9% 4/1/20	1,116,000	1,288,056
6.2% 1/15/17	1,240,000	1,400,672
Health Care REIT, Inc.:
2.25% 3/15/18	2,380,000	2,387,611
4.7% 9/15/17	946,000	1,033,924
HRPT Properties Trust:
5.75% 11/1/15	1,762,000	1,843,369
6.65% 1/15/18	2,850,000	3,110,721
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (d)	2,418,000	2,367,009
Retail Opportunity Investments Partnership LP 5% 12/15/23	1,288,000	1,335,831
Simon Property Group LP:
4.125% 12/1/21	3,187,000	3,396,905
5.1% 6/15/15	2,362,000	2,488,114
UDR, Inc. 5.5% 4/1/14	5,815,000	5,815,000
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,580,000	1,634,696
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,074,020
WP Carey, Inc. 4.6% 4/1/24	14,578,000	14,574,283
		187,890,481
Real Estate Management & Development - 1.6%
BioMed Realty LP:
3.85% 4/15/16	4,800,000	5,050,162
4.25% 7/15/22	2,470,000	2,449,010
6.125% 4/15/20	1,499,000	1,684,888
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,894,000	5,788,798
4.95% 4/15/18	3,252,000	3,514,950
5.7% 5/1/17	2,297,000	2,536,129
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP: - continued
7.5% 5/15/15	$ 708,000	$ 758,171
Digital Realty Trust LP 4.5% 7/15/15	2,065,000	2,139,852
ERP Operating LP:
4.625% 12/15/21	7,286,000	7,877,681
4.75% 7/15/20	3,181,000	3,485,170
5.75% 6/15/17	1,306,000	1,474,247
Liberty Property LP:
3.375% 6/15/23	3,033,000	2,862,955
4.125% 6/15/22	2,690,000	2,728,690
4.75% 10/1/20	4,767,000	5,050,837
5.5% 12/15/16	3,166,000	3,485,082
6.625% 10/1/17	3,452,000	3,962,634
Mack-Cali Realty LP:
2.5% 12/15/17	4,124,000	4,141,948
3.15% 5/15/23	10,776,000	9,568,905
4.5% 4/18/22	11,607,000	11,627,707
Mid-America Apartments LP:
4.3% 10/15/23	1,390,000	1,402,485
5.5% 10/1/15 (d)	16,890,000	17,994,741
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,034,166
Prime Property Funding, Inc. 5.125% 6/1/15 (d)	625,000	649,964
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,345,246
Regency Centers LP 5.25% 8/1/15	1,981,000	2,089,955
Tanger Properties LP:
3.875% 12/1/23	3,062,000	3,050,242
6.125% 6/1/20	4,142,000	4,800,599
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,714,000	3,706,416
4% 4/30/19	2,187,000	2,318,406
		118,580,036
TOTAL FINANCIALS		1,034,747,576
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 5.65% 6/15/42	4,502,000	4,991,390
Health Care Providers & Services - 0.4%
Aetna, Inc.:
1.5% 11/15/17	726,000	724,636
2.75% 11/15/22	2,930,000	2,752,536
Express Scripts Holding Co. 4.75% 11/15/21	5,254,000	5,710,615
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc. 3.125% 5/15/16	$ 4,462,000	$ 4,648,958
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,210,007
UnitedHealth Group, Inc.:
2.75% 2/15/23	977,000	919,922
2.875% 3/15/23	7,384,000	7,003,200
WellPoint, Inc. 3.3% 1/15/23	6,513,000	6,246,723
		31,216,597
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,911,000	1,966,385
Pharmaceuticals - 0.2%
AbbVie, Inc.:
1.75% 11/6/17	5,901,000	5,920,751
2.9% 11/6/22	6,053,000	5,827,907
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,998,000	1,989,377
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,111,700
		15,849,735
TOTAL HEALTH CARE		54,024,107
INDUSTRIALS - 0.2%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	600,159	666,177
6.648% 3/15/19	962,380	1,034,559
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,128,141	1,207,111
8.36% 1/20/19	5,543,047	6,180,497
		9,088,344
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	2,756,000	3,045,380
TOTAL INDUSTRIALS		12,133,724
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,423,000	1,408,559
6.55% 10/1/17	2,336,000	2,701,757
		4,110,316
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Xerox Corp. 6.4% 3/15/16	$ 2,814,000	$ 3,105,190
TOTAL INFORMATION TECHNOLOGY		7,215,506
MATERIALS - 1.3%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,751,000	4,976,159
4.25% 11/15/20	2,576,000	2,725,828
		7,701,987
Metals & Mining - 1.2%
Barrick Gold Corp.:
3.85% 4/1/22	4,256,000	4,065,736
4.1% 5/1/23	54,913,000	52,099,423
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (d)	5,096,000	5,126,066
4.5% 8/13/23 (d)	9,000,000	9,274,023
5.625% 10/18/43 (d)	4,821,000	4,939,707
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	13,597,000	13,002,838
		88,507,793
TOTAL MATERIALS		96,209,780
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.:
4.35% 6/15/45	32,062,000	28,297,120
5.35% 9/1/40	3,622,000	3,701,445
5.55% 8/15/41	20,803,000	21,839,218
6.3% 1/15/38	4,683,000	5,327,994
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	315,254
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
5.15% 6/15/17	$ 445,000	$ 477,263
6% 4/1/17	1,112,000	1,230,150
6.15% 9/15/19	3,031,000	3,277,269
Embarq Corp.:
7.082% 6/1/16	3,986,000	4,441,341
7.995% 6/1/36	9,949,000	10,380,717
Verizon Communications, Inc.:
5.15% 9/15/23	10,000,000	10,944,690
6.1% 4/15/18	16,292,000	18,926,270
6.55% 9/15/43	102,988,000	125,329,702
		234,488,433
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
2.375% 9/8/16	7,088,000	7,293,552
3.125% 7/16/22	4,003,000	3,819,859
		11,113,411
TOTAL TELECOMMUNICATION SERVICES		245,601,844
UTILITIES - 2.6%
Electric Utilities - 1.4%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,408,000	2,393,097
2.95% 12/15/22	2,280,000	2,174,584
Duke Energy Corp. 3.95% 10/15/23	1,039,000	1,065,364
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	3,561,000	4,048,088
6.4% 9/15/20 (d)	9,269,000	10,794,288
Edison International 3.75% 9/15/17	2,719,000	2,895,240
FirstEnergy Corp.:
2.75% 3/15/18	4,774,000	4,760,676
4.25% 3/15/23	28,183,000	27,339,455
7.375% 11/15/31	7,256,000	8,334,648
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	13,602,255
LG&E and KU Energy LLC:
2.125% 11/15/15	3,110,000	3,161,119
3.75% 11/15/20	612,000	629,153
Monongahela Power Co. 4.1% 4/15/24 (d)	2,525,000	2,582,908
Northeast Utilities 1.45% 5/1/18	1,535,000	1,490,035
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Pennsylvania Electric Co. 6.05% 9/1/17	$ 4,760,000	$ 5,250,999
Pepco Holdings, Inc. 2.7% 10/1/15	2,891,000	2,956,074
PPL Capital Funding, Inc. 3.4% 6/1/23	3,328,000	3,220,046
Progress Energy, Inc. 4.4% 1/15/21	5,280,000	5,655,867
		102,353,896
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,735,000	3,070,388
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,660,695
		4,731,083
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,263,000	1,312,732
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
2.5336% 9/30/66 (h)	18,745,000	17,320,305
7.5% 6/30/66 (h)	5,100,000	5,559,000
NiSource Finance Corp.:
4.45% 12/1/21	2,156,000	2,252,487
5.25% 2/15/43	5,536,000	5,654,371
5.45% 9/15/20	6,486,000	7,276,118
5.8% 2/1/42	2,772,000	2,984,926
5.95% 6/15/41	5,116,000	5,685,032
PG&E Corp. 2.4% 3/1/19	1,070,000	1,063,357
Puget Energy, Inc. 6% 9/1/21	935,000	1,077,266
Sempra Energy:
2.3% 4/1/17	5,425,000	5,547,849
4.05% 12/1/23	21,085,000	21,553,930
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	3,850,000	3,965,500
		79,940,141
TOTAL UTILITIES		188,337,852
TOTAL NONCONVERTIBLE BONDS (Cost $2,124,691,031)		2,209,496,604
U.S. Treasury Obligations - 40.8%

U.S. Treasury Bonds:
3.625% 2/15/44	10,720,000	10,843,945
U.S. Treasury Obligations - continued
	Principal Amount	Value
U.S. Treasury Bonds: - continued
3.75% 11/15/43 (g)	$ 79,610,000	$ 82,421,188
U.S. Treasury Notes:
0.25% 8/15/15	250,000,000	250,195,250
0.375% 8/31/15	245,823,000	246,427,970
0.375% 1/15/16	254,238,000	254,377,068
0.375% 3/31/16	200,912,000	200,707,873
0.5% 7/31/17 (f)	59,260,000	58,130,386
0.625% 11/30/17	532,679,000	520,859,917
0.75% 10/31/17	71,801,000	70,656,636
0.75% 12/31/17	436,851,000	428,421,086
1.25% 10/31/18	213,977,000	210,616,919
1.375% 9/30/18 (g)	29,176,000	28,922,986
1.5% 12/31/18	74,118,000	73,585,240
1.5% 1/31/19	249,433,000	247,328,284
1.625% 3/31/19	210,400,000	209,397,234
2% 2/28/21	29,919,000	29,358,019
2.75% 2/15/24	72,880,000	73,050,831
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,005,571,024)		2,995,300,832
U.S. Government Agency - Mortgage Securities - 17.0%

Fannie Mae - 9.6%
1.688% 5/1/34 (h)	1,380,286	1,423,165
1.75% 9/1/33 (h)	625,126	646,006
1.91% 12/1/34 (h)	109,407	113,975
1.91% 3/1/35 (h)	91,315	95,086
2.277% 5/1/33 (h)	18,199	18,951
2.303% 6/1/36 (h)	140,290	148,643
2.332% 3/1/35 (h)	57,407	60,879
2.362% 8/1/36 (h)	1,991,549	2,117,087
2.407% 7/1/35 (h)	159,909	170,203
2.415% 7/1/35 (h)	578,420	605,662
2.421% 10/1/33 (h)	77,349	81,968
2.457% 11/1/36 (h)	1,382,174	1,471,151
2.5% 5/1/28 to 8/1/43	35,697,260	35,421,049
2.5% 4/1/29 (e)	5,200,000	5,196,366
2.582% 5/1/35 (h)	225,946	240,527
2.624% 3/1/36 (h)	389,808	414,902
2.643% 7/1/37 (h)	217,253	231,238
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.687% 5/1/36 (h)	$ 409,923	$ 436,312
2.838% 3/1/36 (h)	641,318	682,703
3% 4/1/29 (e)	9,000,000	9,244,687
3% 10/1/42 to 2/1/44	171,105,031	165,437,281
3.5% 1/1/26 to 7/1/43	117,670,139	118,012,060
3.5% 4/1/29 (e)	7,500,000	7,860,352
4% 10/1/40 to 6/1/43	98,386,787	102,269,111
4% 4/1/44 (e)	8,900,000	9,252,524
4% 4/1/44 (e)	8,800,000	9,148,563
4% 4/1/44 (e)	9,100,000	9,460,446
4% 4/1/44 (e)	2,200,000	2,287,141
4% 4/1/44 (e)	2,000,000	2,079,219
4% 5/1/44 (e)	7,100,000	7,355,711
4% 5/1/44 (e)	6,700,000	6,941,305
4% 5/1/44 (e)	6,600,000	6,837,703
4.5% 4/1/39 to 10/1/41	52,358,131	56,011,870
5% 6/1/20 to 2/1/42	21,599,880	23,502,011
5% 4/1/44 (e)	6,800,000	7,413,594
5% 4/1/44 (e)	3,300,000	3,597,774
5% 4/1/44 (e)	4,300,000	4,688,008
5% 4/1/44 (e)	6,800,000	7,413,594
5.5% 10/1/17 to 3/1/39	40,967,812	45,380,414
6% 5/1/15 to 1/1/42	43,339,241	48,203,289
6.5% 6/1/14 to 11/1/16	60,428	63,044
7% 9/1/14 to 6/1/32	2,020,103	2,315,527
7.5% 2/1/22 to 11/1/31	1,393,533	1,630,876
8% 6/1/29	684	821
TOTAL FANNIE MAE		705,982,798
Freddie Mac - 4.1%
2.03% 4/1/35 (h)	1,075,286	1,125,422
2.373% 1/1/35 (h)	73,122	77,407
2.5% 8/1/28	10,042,591	10,052,049
2.55% 5/1/35 (h)	932,261	992,276
3% 11/1/42 to 2/1/43	4,719,505	4,565,850
3.064% 10/1/35 (h)	189,372	201,593
3.5% 1/1/26 to 7/1/43	163,187,645	163,125,762
4% 6/1/24 to 4/1/42	50,186,140	52,697,380
4.5% 7/1/25 to 10/1/41	39,029,736	41,750,931
5% 4/1/38 to 1/1/41	16,376,156	17,849,524
5.5% 8/1/23 to 10/1/39	1,069,492	1,177,906
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6% 7/1/37 to 8/1/37	$ 1,607,070	$ 1,781,776
6.5% 9/1/39	3,005,489	3,344,292
7.5% 11/1/16 to 6/1/32	655,194	767,554
8% 7/1/25 to 10/1/27	26,795	31,717
8.5% 2/1/19 to 5/1/22	2,108	2,440
12% 11/1/19	143	144
TOTAL FREDDIE MAC		299,544,023
Ginnie Mae - 3.3%
3% 4/1/44 (e)	5,190,000	5,104,446
3.5% 1/15/41 to 1/20/44	42,950,409	43,924,571
3.5% 4/1/44 (e)	12,200,000	12,450,672
4% 10/20/40 to 8/15/43 (e)	31,336,882	32,991,027
4% 4/1/44 (e)	23,100,000	24,284,665
4.5% 5/15/39 to 4/15/41	44,423,595	48,017,321
5% 3/15/39 to 9/15/41	47,369,251	52,027,853
5% 4/1/44 (e)	1,000,000	1,092,109
5.5% 11/20/33 to 12/15/38	8,952,355	10,000,976
6% 8/15/32 to 6/15/36	6,047,320	6,896,057
7% 6/15/24 to 9/15/32	3,231,878	3,774,972
7.5% 3/15/22 to 8/15/28	836,374	967,505
8% 4/15/24 to 12/15/25	71,582	84,022
8.5% 8/15/29 to 11/15/31	105,447	128,609
TOTAL GINNIE MAE		241,744,805
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,250,465,263)		1,247,271,626
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6243% 4/25/35 (h)	431,966	386,605
Airspeed Ltd. Series 2007-1A Class C1, 2.655% 6/15/32 (d)(h)	4,137,648	2,337,771
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2043% 12/25/33 (h)	38,330	34,724
Series 2004-R2 Class M3, 0.9793% 4/25/34 (h)	58,421	31,372
Series 2005-R2 Class M1, 0.6043% 4/25/35 (h)	623,249	616,870
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9343% 3/25/34 (h)	$ 31,145	$ 29,097
Series 2006-W4 Class A2C, 0.3143% 5/25/36 (h)	785,402	244,425
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2943% 12/25/36 (h)	1,172,000	706,027
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.408% 3/25/32 (MGIC Investment Corp. Insured) (h)	16,339	8,622
Series 2004-3 Class M4, 1.6093% 4/25/34 (h)	59,831	43,785
Series 2004-4 Class M2, 0.9493% 6/25/34 (h)	230,783	210,093
Series 2004-7 Class AF5, 5.37% 1/25/35	2,549,705	2,682,453
Fannie Mae Series 2004-T5 Class AB3, 0.8882% 5/28/35 (h)	25,289	23,400
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3293% 8/25/34 (h)	189,000	150,780
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9793% 3/25/34 (h)	7,141	6,504
Fremont Home Loan Trust Series 2005-A Class M4, 1.1743% 1/25/35 (h)	225,345	121,792
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (d)(h)	1,531,000	1,315,005
GE Business Loan Trust Series 2003-1 Class A, 0.585% 4/15/31 (d)(h)	36,636	34,805
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7043% 9/25/46 (d)(h)	388,096	388,581
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4743% 8/25/33 (h)	705,283	678,053
Series 2003-3 Class M1, 1.4443% 8/25/33 (h)	338,031	316,356
Series 2003-5 Class A2, 0.8543% 12/25/33 (h)	21,396	20,022
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3443% 1/25/37 (h)	805,000	393,488
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2843% 11/25/36 (h)	689,503	680,134
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5644% 12/27/29 (h)	183,220	181,134
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.2793% 7/25/33 (h)	2,949,437	2,751,535
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1293% 7/25/34 (h)	48,532	41,906
Series 2006-FM1 Class A2B, 0.2643% 4/25/37 (h)	401,202	385,816
Series 2006-OPT1 Class A1A, 0.6743% 6/25/35 (h)	703,702	671,137
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8343% 8/25/34 (h)	37,283	37,626
Series 2005-NC1 Class M1, 0.8143% 1/25/35 (h)	260,000	242,162
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6643% 9/25/35 (h)	$ 928,000	$ 785,315
Ocala Funding LLC:
Series 2005-1A Class A, 1.6568% 3/20/10 (b)(d)(h)	347,000	0
Series 2006-1A Class A, 1.5568% 3/20/11 (b)(d)(h)	765,000	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4043% 9/25/34 (h)	346,000	309,285
Class M4, 1.6043% 9/25/34 (h)	444,000	245,350
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9543% 4/25/33 (h)	3,323	3,144
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1834% 6/15/33 (h)	633,918	555,361
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8793% 9/25/34 (h)	32,731	22,859
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0143% 9/25/34 (h)	18,730	17,924
TOTAL ASSET-BACKED SECURITIES (Cost $20,101,250)		17,711,318
Collateralized Mortgage Obligations - 2.2%

Private Sponsor - 0.2%
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3368% 12/20/54 (h)	1,954,000	1,883,070
Class M1, 0.4968% 12/20/54 (h)	515,000	491,516
Series 2007-1:
Class 1M1, 0.4568% 12/20/54 (h)	785,000	751,167
Class 2M1, 0.6568% 12/20/54 (h)	4,428,000	4,231,840
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.1366% 1/20/44 (h)	2,564,032	2,548,963
Class 1C, 2.6866% 1/20/44 (h)	279,947	277,626
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3643% 5/25/47 (h)	354,245	267,432
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3243% 2/25/37 (h)	533,322	486,530
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4443% 7/25/35 (h)	2,251,194	2,148,916
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5044% 7/10/35 (d)(h)	$ 192,518	$ 177,646
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (h)	18,172	17,682
TOTAL PRIVATE SPONSOR		13,282,388
U.S. Government Agency - 2.0%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.5543% 6/25/37 (h)	9,689,326	9,689,439
Series 2007-85 Class FL, 0.6943% 9/25/37 (h)	3,482,941	3,502,067
Series 2007-89 Class FT, 0.7243% 9/25/37 (h)	3,040,491	3,067,115
Series 2012-110 Class JF, 0.6043% 10/25/42 (h)	7,010,403	6,997,757
Series 2012-93 Class FE, 0.5543% 9/25/42 (h)	18,510,032	18,482,737
Series 2013-44 Class FA, 0.4055% 5/25/43 (h)	18,653,529	18,558,198
floater planned amortization class:
Series 2012-111 Class NF, 0.5043% 5/25/42 (h)	4,239,075	4,237,148
Series 2012-113 Class PF, 0.5043% 10/25/40 (h)	11,203,550	11,209,984
Series 2012-128:
Class VF, 0.4043% 6/25/42 (h)	20,434,223	20,301,298
Class YF, 0.4543% 6/25/42 (h)	19,080,719	19,012,562
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	2,037,615	2,211,968
Series 1999-57 Class PH, 6.5% 12/25/29	1,831,849	2,055,502
Freddie Mac:
floater:
Series 3349 Class FE, 0.645% 7/15/37 (h)	3,961,433	3,985,824
Series 3376 Class FA, 0.755% 10/15/37 (h)	3,783,491	3,814,047
floater planned amortization class Series 4094 Class BF, 0.555% 8/15/32 (h)	6,242,001	6,260,099
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.635% 10/16/40 (h)	5,981,056	5,993,971
Series 2012-93 Class NF, 0.554% 7/20/42 (h)	5,800,965	5,802,904
floater sequential payer Series 2010-113 Class JF, 0.554% 3/20/38 (h)	5,014,859	5,034,759
TOTAL U.S. GOVERNMENT AGENCY		150,217,379
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $163,398,264)		163,499,767
Commercial Mortgage Securities - 6.7%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5353% 2/14/43 (h)(i)	$ 1,861,352	$ 47,370
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	4,034,949	4,363,717
Series 2006-5 Class A2, 5.317% 9/10/47	3,335,421	3,356,187
Series 2007-3 Class A3, 5.6176% 6/10/49 (h)	7,683,132	7,676,409
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.305% 8/15/29 (d)(h)	15,960,000	15,970,055
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0043% 12/25/33 (d)(h)	26,732	21,593
Series 2005-3A:
Class A2, 0.5543% 11/25/35 (d)(h)	177,254	154,702
Class M2, 0.6443% 11/25/35 (d)(h)	38,658	27,590
Class M3, 0.6643% 11/25/35 (d)(h)	34,649	24,328
Class M4, 0.7543% 11/25/35 (d)(h)	43,240	28,787
Series 2005-4A:
Class A2, 0.5443% 1/25/36 (d)(h)	636,983	530,438
Class B1, 1.5543% 1/25/36 (d)(h)	49,524	9,481
Class M1, 0.6043% 1/25/36 (d)(h)	205,599	114,732
Class M2, 0.6243% 1/25/36 (d)(h)	61,493	32,387
Class M3, 0.6543% 1/25/36 (d)(h)	90,066	46,344
Class M4, 0.7643% 1/25/36 (d)(h)	46,896	22,751
Class M5, 0.8043% 1/25/36 (d)(h)	46,896	16,444
Class M6, 0.8543% 1/25/36 (d)(h)	50,002	13,809
Series 2006-1:
Class A2, 0.5143% 4/25/36 (d)(h)	101,904	89,779
Class M6, 0.7943% 4/25/36 (d)(h)	34,301	18,310
Series 2006-2A:
Class M1, 0.4643% 7/25/36 (d)(h)	91,881	63,774
Class M2, 0.4843% 7/25/36 (d)(h)	64,757	43,582
Class M3, 0.5043% 7/25/36 (d)(h)	50,857	33,735
Class M4, 0.5743% 7/25/36 (d)(h)	34,243	20,744
Class M5, 0.6243% 7/25/36 (d)(h)	42,041	18,939
Series 2006-3A Class M4, 0.5843% 10/25/36 (d)(h)	50,728	6,814
Series 2006-4A:
Class A2, 0.4243% 12/25/36 (d)(h)	1,479,576	1,115,387
Class M1, 0.4443% 12/25/36 (d)(h)	106,845	72,694
Class M2, 0.4643% 12/25/36 (d)(h)	67,824	29,427
Class M3, 0.4943% 12/25/36 (d)(h)	68,753	21,211
Series 2007-1 Class A2, 0.4243% 3/25/37 (d)(h)	281,950	194,726
Series 2007-2A:
Class A1, 0.4243% 7/25/37 (d)(h)	1,177,783	966,917
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class A2, 0.4743% 7/25/37 (d)(h)	$ 1,103,304	$ 744,704
Class M1, 0.5243% 7/25/37 (d)(h)	369,241	118,648
Class M2, 0.5643% 7/25/37 (d)(h)	142,016	21,999
Class M3, 0.6443% 7/25/37 (d)(h)	142,016	12,537
Class M4, 0.8043% 7/25/37 (d)(h)	132,492	5,251
Series 2007-3:
Class A2, 0.4443% 7/25/37 (d)(h)	391,792	273,672
Class M1, 0.4643% 7/25/37 (d)(h)	205,033	131,798
Class M2, 0.4943% 7/25/37 (d)(h)	217,514	123,920
Class M3, 0.5243% 7/25/37 (d)(h)	356,134	153,981
Class M4, 0.6543% 7/25/37 (d)(h)	558,493	134,918
Class M5, 0.7543% 7/25/37 (d)(h)	280,361	44,355
Class M6, 0.9543% 7/25/37 (d)(h)	64,855	447
Series 2007-4A:
Class M1, 1.1043% 9/25/37 (d)(h)	105,516	12,025
Class M2, 1.2043% 9/25/37 (d)(h)	105,516	6,146
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.455% 3/15/22 (d)(h)	219,182	218,744
Class F, 0.505% 3/15/22 (d)(h)	864,000	838,080
Class G, 0.555% 3/15/22 (d)(h)	222,000	208,680
Class H, 0.705% 3/15/22 (d)(h)	271,000	243,900
Class J, 0.855% 3/15/22 (d)(h)	271,000	238,480
Series 2006-T24 Class A4, 5.537% 10/12/41	4,346,995	4,747,367
C-BASS Trust floater Series 2006-SC1 Class A, 0.4243% 5/25/36 (d)(h)	327,496	317,244
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	6,500,000	7,039,331
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.005% 4/15/17 (d)(h)	82,454	82,454
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A3, 5.311% 12/15/39	32,731,000	35,458,965
Series 2007-C3 Class A4, 5.6777% 6/15/39 (h)	19,769,282	21,526,534
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	10,000,000	11,035,310
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.325% 2/15/22 (d)(h)	613,650	611,931
0.425% 2/15/22 (d)(h)	433,000	430,063
Class F, 0.475% 2/15/22 (d)(h)	866,000	856,377
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 20,358,449	$ 22,215,364
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	18,507,000	20,275,140
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	3,415,950	3,718,640
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	1,550,000	1,567,403
Class DFX, 4.4065% 11/5/30 (d)	11,618,000	11,820,734
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class D, 0.385% 11/15/18 (d)(h)	72,288	69,115
Class E, 0.435% 11/15/18 (d)(h)	108,766	103,829
Class F, 0.485% 11/15/18 (d)(h)	163,317	155,495
Class G, 0.515% 11/15/18 (d)(h)	141,898	134,747
Class H, 0.655% 11/15/18 (d)(h)	108,791	102,220
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	5,360,000	5,792,858
Series 2007-CB18 Class A4, 5.44% 6/12/47	12,205,000	13,398,576
Series 2007-LD11 Class A4, 5.8134% 6/15/49 (h)	87,242,206	96,454,547
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.891% 7/15/44 (h)	4,440,000	4,958,747
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	7,461,000	8,188,656
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.555% 9/15/21 (d)(h)	69,496	69,075
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	526,277	525,933
Series 2007-C1 Class A4, 5.841% 6/12/50 (h)	4,610,000	5,128,911
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (h)	2,600,000	2,799,233
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	11,060,000	12,178,254
Series 2007-7 Class A4, 5.7454% 6/12/50 (h)	1,113,000	1,231,159
Series 2007-7 Class B, 5.7454% 6/12/50 (h)	1,365,000	56,470
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.345% 10/15/20 (d)(h)	434,000	425,032
Class E, 0.405% 10/15/20 (d)(h)	542,000	528,091
Class F, 0.455% 10/15/20 (d)(h)	326,000	316,004
Class G, 0.495% 10/15/20 (d)(h)	402,000	385,653
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater Series 2007-XLFA:
Class H, 0.585% 10/15/20 (d)(h)	$ 253,000	$ 230,062
Class J, 0.735% 10/15/20 (d)(h)	146,169	74,449
Series 2006-T23 Class A3, 5.8071% 8/12/41 (h)	2,303,597	2,326,824
Series 2007-HQ12 Class A4, 5.6138% 4/12/49 (h)	4,350,000	4,566,630
Series 2007-IQ14 Class B, 5.7296% 4/15/49 (h)	3,845,000	861,203
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	4,630,000	1,805,700
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (d)(h)	695,729	682,078
Class J, 0.755% 9/15/21 (d)(h)	257,000	226,257
Series 2007-WHL8 Class F, 0.635% 6/15/20 (d)(h)	1,931,000	1,778,136
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	52,370,182	57,372,718
Series 2007-C31 Class A4, 5.509% 4/15/47	36,310,000	39,443,952
Series 2007-C33 Class A4, 5.9338% 2/15/51 (h)	35,052,000	38,403,988
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	5,144,420
Series 2007-C31 Class C, 5.6724% 4/15/47 (h)	4,335,000	4,059,862
Series 2007-C31A Class A2, 5.421% 4/15/47	985,535	984,834
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $496,988,213)		491,352,023
Municipal Securities - 1.9%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	1,400,000	1,425,774
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,130,000	1,521,104
7.3% 10/1/39	9,490,000	12,700,182
7.5% 4/1/34	6,765,000	9,124,632
7.6% 11/1/40	24,895,000	35,034,485
7.625% 3/1/40	2,235,000	3,119,769
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,575,000	1,850,342
6.314% 1/1/44	21,645,000	22,069,242
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	20,440,000	20,172,849
Series 2010-1, 6.63% 2/1/35	3,785,000	4,180,154
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.: - continued
Series 2010-3:
6.725% 4/1/35	$ 5,945,000	$ 6,616,369
7.35% 7/1/35	1,915,000	2,235,475
Series 2011:
5.365% 3/1/17	250,000	273,150
5.665% 3/1/18	4,025,000	4,452,415
5.877% 3/1/19	6,280,000	7,033,349
Series 2013:
1.84% 12/1/16	5,060,000	5,067,792
3.6% 12/1/19	4,360,000	4,340,031
TOTAL MUNICIPAL SECURITIES (Cost $137,082,529)		141,217,114
Foreign Government and Government Agency Obligations - 1.2%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (d)	7,090,000	7,222,938
5.75% 9/26/23 (d)	6,488,000	6,779,960
Brazilian Federative Republic 4.25% 1/7/25	6,820,000	6,598,350
United Mexican States:
3.5% 1/21/21	30,362,000	30,741,525
4% 10/2/23	15,734,000	15,891,340
4.75% 3/8/44	20,564,000	19,535,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $85,498,884)		86,769,913
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $96,262,206)	96,262,206	96,262,206
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $7,380,058,664)		7,448,881,403
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(106,434,837)
NET ASSETS - 100%		$ 7,342,446,566
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 4/1/44	$ (3,400,000)	$ (3,283,391)
4% 4/1/44	(6,400,000)	(6,653,500)
4% 4/1/44	(7,100,000)	(7,381,226)
4% 4/1/44	(6,700,000)	(6,965,383)
4% 4/1/44	(6,600,000)	(6,861,422)
4% 4/1/44	(2,200,000)	(2,287,141)
4% 4/1/44	(2,000,000)	(2,079,219)
5% 4/1/44	(6,800,000)	(7,413,594)
5% 4/1/44	(6,800,000)	(7,413,594)
TOTAL FANNIE MAE		(50,338,470)
Ginnie Mae
4% 4/1/44	(10,900,000)	(11,458,998)
5% 4/1/44	(3,300,000)	(3,603,961)
TOTAL GINNIE MAE		(15,062,959)
TOTAL TBA SALE COMMITMENTS (Proceeds $65,499,398)		$ (65,401,429)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Showing Percentage of Net Assets

Investments March 31, 2014

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500,000	$ (90,087)	$ (318,412)	$ (408,499)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,259,546	(53,392)	(245,356)	(298,748)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500,000	1,008	(529,334)	(528,326)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500,000	1,007	(454,482)	(453,475)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	4,411,000	(369,398)	51,071	(318,327)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	4,412,000	(369,481)	134,881	(234,600)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,000,000	(50,088)	(89,158)	(139,246)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	4,412,000	(44,198)	(177,558)	(221,756)
TOTAL BUY PROTECTION						(974,629)	(1,628,348)	(2,602,977)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	8,098	(2,937)	0	(2,937)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	173,429	(152,905)	0	(152,905)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	146,487	(32,735)	0	(32,735)
Swaps
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 185,206	$ (137,217)	$ 0	$ (137,217)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	Barclays Bank PLC	1.475%	172,759	(60,650)	0	(60,650)
TOTAL SELL PROTECTION						(386,444)	0	(386,444)
TOTAL CREDIT DEFAULT SWAPS						$ (1,361,073)	$ (1,628,348)	$ (2,989,421)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $256,691,243 or 3.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,667,595.

(g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $229,481.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 116,731
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,209,496,604	$ -	$ 2,209,496,604	$ -
U.S. Government and Government Agency Obligations	2,995,300,832	-	2,995,300,832	-
U.S. Government Agency - Mortgage Securities	1,247,271,626	-	1,247,271,626	-
Asset-Backed Securities	17,711,318	-	14,944,972	2,766,346
Collateralized Mortgage Obligations	163,499,767	-	163,322,121	177,646
Commercial Mortgage Securities	491,352,023	-	489,546,323	1,805,700
Municipal Securities	141,217,114	-	141,217,114	-
Foreign Government and Government Agency Obligations	86,769,913	-	86,769,913	-
Money Market Funds	96,262,206	96,262,206	-	-
Total Investments in Securities:	$ 7,448,881,403	$ 96,262,206	$ 7,347,869,505	$ 4,749,692
Derivative Instruments:
Assets
Swaps	$ 2,015	$ -	$ 2,015	$ -
Liabilities
Swaps	$ (1,363,088)	$ -	$ (1,363,088)	$ -
Total Derivative Instruments:	$ (1,361,073)	$ -	$ (1,361,073)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (65,401,429)	$ -	$ (65,401,429)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ 2,015	$ (1,363,088)
Total Value of Derivatives	$ 2,015	$ (1,363,088)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,283,796,458)	$ 7,352,619,197
Fidelity Central Funds (cost $96,262,206)	96,262,206
Total Investments (cost $7,380,058,664)		$ 7,448,881,403
Receivable for investments sold Regular delivery		143,495,340
Delayed delivery		9,914,872
Receivable for TBA sale commitments		65,499,398
Receivable for swaps		1,726
Receivable for fund shares sold		3,542,395
Interest receivable		40,130,981
Distributions receivable from Fidelity Central Funds		21,675
Bi-lateral OTC swaps, at value		2,015
Total assets		7,711,489,805

Liabilities
Payable to custodian bank	$ 636,893
Payable for investments purchased Regular delivery	144,956,829
Delayed delivery	153,734,517
TBA sale commitments, at value	65,401,429
Payable for fund shares redeemed	2,913,521
Distributions payable	126
Bi-lateral OTC swaps, at value	1,363,088
Other payables and accrued expenses	36,836
Total liabilities		369,043,239

Net Assets		$ 7,342,446,566
Net Assets consist of:
Paid in capital		$ 7,276,515,279
Net unrealized appreciation (depreciation) on investments		65,931,287
Net Assets, for 69,111,167 shares outstanding		$ 7,342,446,566
Net Asset Value, offering price and redemption price per share ($7,342,446,566 ÷ 69,111,167 shares)		$ 106.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2014

Investment Income
Interest		$ 100,187,108
Income from Fidelity Central Funds		116,731
Total income		100,303,839

Expenses
Custodian fees and expenses	$ 57,057
Independent directors' compensation	13,630
Total expenses before reductions	70,687
Expense reductions	(13,630)	57,057
Net investment income (loss)		100,246,782
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,517,699
Futures contracts	289,715
Swaps	(6,339,674)
Total net realized gain (loss)		7,467,740
Change in net unrealized appreciation (depreciation) on: Investment securities	37,396,084
Swaps	6,714,738
Delayed delivery commitments	3,714,755
Total change in net unrealized appreciation (depreciation)		47,825,577
Net gain (loss)		55,293,317
Net increase (decrease) in net assets resulting from operations		$ 155,540,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 100,246,782	$ 146,501,705
Net realized gain (loss)	7,467,740	(60,090,070)
Change in net unrealized appreciation (depreciation)	47,825,577	(153,996,862)
Net increase (decrease) in net assets resulting from operations	155,540,099	(67,585,227)
Distributions to partners from net investment income	(96,040,450)	(142,339,751)
Affiliated share transactions Proceeds from sales of shares	480,237,986	1,835,620,220
Reinvestment of distributions	96,039,738	142,338,497
Cost of shares redeemed	(199,483,634)	(830,462,847)
Net increase (decrease) in net assets resulting from share transactions	376,794,090	1,147,495,870
Total increase (decrease) in net assets	436,293,739	937,570,892

Net Assets
Beginning of period	6,906,152,827	5,968,581,935
End of period	$ 7,342,446,566	$ 6,906,152,827
Other Affiliated Information Shares
Sold	4,549,724	17,219,211
Issued in reinvestment of distributions	906,843	1,326,628
Redeemed	(1,887,720)	(7,692,559)
Net increase (decrease)	3,568,847	10,853,280

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 105.37	$ 109.14	$ 104.84	$ 101.49	$ 94.59	$ 89.79
Income from Investment Operations
Net investment income (loss) D	1.485	2.588	2.994	3.367	3.768	4.670
Net realized and unrealized gain (loss)	.808	(3.850)	4.299	3.177	6.758	4.770
Total from investment operations	2.293	(1.262)	7.293	6.544	10.526	9.440
Distributions to partners from net investment income	(1.423)	(2.508)	(2.993)	(3.194)	(3.626)	(4.640)
Net asset value, end of period	$ 106.24	$ 105.37	$ 109.14	$ 104.84	$ 101.49	$ 94.59
Total Return B, C	2.19%	(1.18)%	7.06%	6.58%	11.34%	11.07%
Ratios to Average Net Assets E, H
Expenses before reductions	-% A, G	-% G	-% G	-% G	-% G	.02%
Expenses net of fee waivers, if any	-% A, G	-% G	-% G	-% G	-% G	.02%
Expenses net of all reductions	-% A, G	-% G	-% G	-% G	-% G	.02%
Net investment income (loss)	2.82% A	2.41%	2.81%	3.30%	3.86%	5.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,342,447	$ 6,906,153	$ 5,968,582	$ 5,081,265	$ 4,519,180	$ 4,399,228
Portfolio turnover rate F	237% A	321%	344%	424%	230%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014

1. Organization.

Fidelity® Investment Grade Bond Central Fund (the Fund) (formerly Fidelity Tactical Income Central Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations

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(clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

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Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 143,654,364
Gross unrealized depreciation	(69,448,052)
Net unrealized appreciation (depreciation) on securities and other investments	$ 74,206,312

Tax Cost	$ 7,374,675,091

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not

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designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized

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appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (6,339,674)	$ 6,714,738
Interest Rate Risk
Futures Contracts	289,715	-
Totals (a)	$ (6,049,959)	$ 6,714,738

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

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Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

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Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow

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assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $740,343,615 and $645,356,792, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $69,241.

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8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $13,630.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Investment Grade Bond Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Investment Grade Bond Central Fund (the Fund), (formerly Fidelity Tactical Income Central Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of March 31, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2014 and for the year ended September 30, 2013, and the financial highlights for the six months ended March 31, 2014 and for each of the five years in the period ended September 30, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Central Fund as of March 31, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2014 and for the year ended September 30, 2013, and the financial highlights for the six months ended March 31, 2014 and for each of the five years in the period ended September 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 14, 2014

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 23, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 23, 2014